WARRANT LIABILITIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Warrant Derivative Liabilities Fair Value	$ 439,885	$ 742,583	$ 326,595